Law Department
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Ronald R. Bessette
Senior Counsel
Phone: 603-229-6140
Ronald.Bessette@lfg.com

May 3, 2010

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:        Lincoln National Variable Annuity Account H
American Legacy III View
(File Nos. 811-05721; 333-61592)

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln National Variable Annuity Account H (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectus, including supplements, and Statement of Additional Information for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from that contained in the most recent post-effective amendment filed electronically on April 15, 2010.

Sincerely,

Ronald Bessette
Assistant Vice President and Senior Counsel